Phoenix Home Life Variable Accumulation Account
                Phoenix Home Life Variable Universal Life Account
                        PHL Variable Accumulation Account
            Phoenix Life and Annuity Variable Universal Life Account

           May 1, 2001 Supplement to prospectuses dated March 30, 2001




Effective May 1, 2001 the following series of The Phoenix Edge Series Fund have new names:

o Phoenix-Bankers Trust Dow 30 Series is now the Phoenix-Deutsche Dow 30 Series; and
o Phoenix-Bankers Trust Nasdaq 100-Index(R) Series is now the Phoenix-Deutsche Nasdaq 100-Index(R) Series

The following subadvisors listed in the "Investment Advisors" section of your prospectus have new names:

o Bankers Trust Company is now Deutsche Asset Management, Inc.
o Morgan Stanley Asset Management is now Morgan Stanley Dean Witter Investment Management Inc., but will continue to do business as Morgan Stanley Asset Management under certain circumstances.

These name changes do not affect any expenses or investment objectives of these series.

The following information applies only to the Phoenix-Federated U.S. Government Bond Series:

This series was closed to new investments and allocations effective February 16, 2001. You may continue to allocate premiums or contract value to the series only if you had invested in the series prior to that date. Effective May 1, 2001, the fund expenses for the Phoenix-Federated U.S. Government Bond series are as set forth below. These expenses do not include any contract fees and charges.

------------------------------------------------------------------------------------------------------------
                                                         Other     Total Annual      Other    Total Annual
                                               Rule    Operating       Fund       Operating       Fund
                                    Investment         Expenses      Expenses      Expenses     Expenses
                                    Management 12b-1    Before        Before        After         After
              Series                   Fee     Fees  Reimbursement Reimbursement ReimbursementReimbursement
------------------------------------------------------------------------------------------------------------
The Phoenix Edge Series Fund
------------------------------------
Phoenix-Federated U.S. Government     0.60%     N/A       1.92%         2.52%         0.25%         0.85%
Bond
------------------------------------------------------------------------------------------------------------

This series pays a portion or all of its expenses other than the management fee up to .25%. This expense limitation may be discontinued at any time.






          Keep this supplement with your prospectus for future reference.